Net Loss Per Unit (Details) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net Loss Per Unit
Exercise price of warrant	$ 0.01		$ 0.01		$ 0.01
Number of units outstanding	311,686,636		311,686,636		181,148,044	62,828,562
Anti-dilutive warrants			4,837,348		3,839,359	6,562,642
Weighted average number of units, basic (in shares)	318,340,442	64,319,210	318,340,442	64,024,061	188,579,085	67,134,921
Weighted average number of units, diluted (in shares)	318,340,442	64,319,210	318,340,442	64,024,061	188,579,085	67,134,921
Annum rate of return			8.00%		8.00%	8.00%
Series B units
Net Loss Per Unit
Weighted average number of units, basic (in shares)	9,906,827	9,906,827	9,906,827	9,748,995
Weighted average number of units, diluted (in shares)	9,906,827	9,906,827	9,906,827	9,748,995
Series C units
Net Loss Per Unit
Weighted average number of units, basic (in shares)	1,584,327	1,584,327	1,584,327	1,447,011
Weighted average number of units, diluted (in shares)	1,584,327	1,584,327	1,584,327	1,447,011